Other Assets		9 Months Ended
	Jan. 12, 2020	Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

3. Other Assets

Furniture and fixtures consisted of the following:

	December 31,
	2020	2019
Computers	$20,333	$14,998
Accumulated Depreciation	(14,458)	(9,818)
	$5,875	$5,180

Depreciation expense for the years ended December 31, 2020 and 2019 was $4,640 and $5,416, respectively.

On February 17, 2016, the Company acquired Good Gaming’s assets including intellectual property, trademarks, software code, equipment and other from CMG Holdings Group, Inc. The Company valued the software purchased at $1,200,000. The software has a useful life of 5 years. During the 4th Quarter of 2018, the Company assessed the useful life of the software and determined that the remaining useful life was 1.25 years. As such, the Company prospectively is amortizing the Software through December 31, 2019. Amortization for the years ended December 31, 2020 and 2019 was $0 and $450,000, respectively. The software consisted of the following:

	December 31,
	2020	2019
Software	$1,200,000	$1,200,000
Accumulated Amortization	(1,200,000)	(1,200,000)
	$-	$-

3. Other Assets

Property and Equipment consisted of the following:

	September 30,
	2021	2020
Computers and servers	$20,333	$18,781

Accumulated Depreciation	(16,077)	(12,366)

	$4,256	$6,415

Depreciation expense for the three months ended September 30, 2021, and 2020 was $540 and $4,100, respectively.